Property and Equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Property and Equipment:
Property and Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

The components of property and equipment were as follows:

	September 30, 2020	March 31, 2020
Leasehold improvements	$152,392	$98,706
Furniture and office equipment	10,130	10,130
Production equipment	115,661	87,473
R&D equipment	25,184	25,184
Total, at cost	303,367	221,493
Accumulated depreciation	(125,548)	(111,586)
Total, net	$177,819	$109,907

During the three months ended September 30, 2020 and 2019, depreciation expense was $7,474 and $3,442, respectively. During the six months ended September 30, 2020 and 2019, depreciation expense was $13,963 and $10,423, respectively.

NOTE 4 –PROPERTY AND EQUIPMENT

During fiscal years 2020 and 2019, depreciation expense was $16,224 and $8,342, respectively. During the year ended March 31, 2020, we recorded a loss on sale of assets in the amount of $389. The $389 loss on sale of assets was made up of the sale of assets with carrying books values totaling $12,870 sold for purchase prices totaling $12,481.

During the fiscal year ended March 31, 2020, the Company also built onto its Edina manufacturing facility to include: (i) proper HVAC equipment valued at $64,000; (ii) proper cleanroom structural environment and walls valued at $13,657; and (iii) proper electrical capabilities valued at $8,947.

The Company anticipates incurring approximately an additional $40,000 in facilities build-out expenses to obtain an operational manufacturing facility.

The components of property and equipment were as follows:

	As of March 31
	2020	2019
Leasehold improvements	$98,706	$4,602
Furniture and office equipment	10,130	10,130
Production equipment	87,473	108,882
R&D equipment	25,184	26,188
Total, at cost	221,493	149,802
Accumulated depreciation	(111,586)	(112,453)
Total net	$109,907	$37,349